Outstanding Debentures (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Debt Instrument [Line Items]
Outstanding principal amount	$ 5,814
Exchangeable 2009 Senior Debentures 2.5 Percent Due October 2029
Debt Instrument [Line Items]
Maturity date	Oct. 15, 2029
Next put option date	Oct. 15, 2015
Redemption date	Oct. 20, 2015
Outstanding principal amount	400
Current exchange rate for each $1,000 of principal	71.9264
Current equivalent exchange price	$ 13.90
Exchangeable share equivalents (in shares)	28.8
Exchangeable 2007 Senior Debentures 2.625 Percent Due April 2027
Debt Instrument [Line Items]
Maturity date	Apr. 15, 2027
Next put option date	Apr. 15, 2012
Redemption date	Apr. 20, 2012
Outstanding principal amount	388
Current exchange rate for each $1,000 of principal	32.0239
Current equivalent exchange price	$ 31.23
Exchangeable share equivalents (in shares)	12.4
Exchangeable 2004 Senior Debentures 3.25 Percent Due April 2024
Debt Instrument [Line Items]
Maturity date	Apr. 15, 2024
Next put option date	Apr. 15, 2014
Redemption date	Apr. 19, 2009
Outstanding principal amount	175
Current exchange rate for each $1,000 of principal	65.5744
Current equivalent exchange price	$ 15.25
Exchangeable share equivalents (in shares)	11.5
Exchangeable Debentures
Debt Instrument [Line Items]
Outstanding principal amount	$ 963